LEASES - Schedule of operating leases expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
The components of lease expense were as follows:
Operating leases expenses	$ 752	$ 759	$ 701
Cash flow information related to operating leases:
Cash used in operating activities	773	782	694
Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$ 1,584	$ 777	$ 652